Unaudited Interim Condensed Consolidated Statements of Comprehensive of Loss - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue		$ 184,489	$ 9,917
Business taxes and surcharges		(11)	(8)
Net revenue		184,479	9,909
Operating costs		(167,238)	(9,830)
Gross profit		17,240	79
Operating expenses
Selling expense		(30)
G&A expense		(37,353)	(2,671)
Finance expense		0
Total operating expenses		(37,382)	(2,671)
Operating loss		(20,141)	(2,591)
Non-operating income		305	48
Loss on acquisition			(5,679)
Total other (expenses)/income		305	(5,631)
Total operating loss before tax		(19,836)	(8,222)
Income tax expense		(578)	(1)
Net loss from continuing operations		(20,414)	(8,223)
Net loss from discontinued operation			(545)
Minority interest		4
Net loss		(20,411)	(8,768)
Preferred dividends
Net loss attributible to ordinary shareholders		(20,411)	(8,768)
Foreign currency translation adjustment-net of tax		(2,992)	7
Comprehensive of loss		$ (23,402)	$ (8,761)
Weighted average number of ordinary shares
Basic (in Shares)		490,720,471	50,210,478
Diluted (in Shares)	[1]
EARNINGS PER SHARE
Basic (in Dollars per share)		$ (0.04)	$ (0.17)
Diluted (in Dollars per share)	[1]
None -GAAP adjusted (loss)/profit before income tax expense		$ (1,906)	$ (1,263)

[1]	N/A Anti-diluted shares not considered